UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Equity:Other - 33.6%
Diversified/Specialty - 26.6%
Artis Real Estate Investment Trust	141,200	$2,266,505
Australand Property Group	780,377	2,809,276
British Land Co. PLC	808,063	7,198,605
Buzzi Unicem SpA	208,830	3,045,241
CapitaLand Ltd.	877,000	2,832,652
Country Garden Holdings Co., Ltd.(a)	4,577,000	2,438,699
CyrusOne, Inc.(a)	184,279	3,901,186
Duke Realty Corp.	160,757	2,477,265
Dundee Real Estate Investment Trust	145,631	5,459,337
Evergrande Real Estate Group Ltd.(b)	5,107,000	2,705,124
GPT Group	370,150	1,464,300
Hang Lung Properties Ltd.	582,000	2,197,755
Henderson Land Development Co., Ltd.	347,000	2,493,828
ICADE	15,315	1,351,082
Land Securities Group PLC	243,670	3,103,515
Lexington Realty Trust	260,790	2,868,690
LPN Development PCL	3,570,300	2,598,106
Mapletree Commercial Trust(b)	3,811,000	4,110,735
Mitsubishi Estate Co., Ltd.	520,000	12,594,357
Mitsui Fudosan Co., Ltd.	605,000	13,829,750
New World Development Co., Ltd.	4,099,180	7,560,506
Regal Real Estate Investment Trust	5,193,000	1,514,582
Spirit Realty Capital, Inc.(b)	298,321	5,805,327
Sumitomo Realty & Development Co., Ltd.	240,000	7,317,461
Sun Hung Kai Properties Ltd.	883,454	14,502,700
Suntec Real Estate Investment Trust	1,496,000	2,049,400
Supalai PCL	1,911,900	1,231,002
Swire Properties Ltd.	1,504,200	5,498,910
Telecity Group PLC	205,407	2,759,492
UOL Group Ltd.	1,002,710	5,064,459
Vornado Realty Trust	34,100	2,880,086
West Fraser Timber Co., Ltd.	81,060	6,507,393
Wharf Holdings Ltd.	1,125,000	9,930,295
Wheelock & Co., Ltd.	614,000	3,455,940

		157,823,561

Health Care - 7.0%
Chartwell Retirement Residences	298,260	3,244,557
HCP, Inc.	122,410	5,678,600
Health Care REIT, Inc.	102,879	6,464,916
LTC Properties, Inc.	126,357	4,705,535
Omega Healthcare Investors, Inc.(b)	185,160	4,732,690
Sabra Health Care REIT, Inc.	110,300	2,767,427
Senior Housing Properties Trust	338,450	8,153,260
Ventas, Inc.	81,910	5,429,814

		41,176,799

		199,000,360

Retail - 24.5%
Regional Mall - 10.2%
CapitaMall Trust	942,000	1,612,291
General Growth Properties, Inc.	268,700	5,245,024
Glimcher Realty Trust	470,979	5,237,286
Pennsylvania Real Estate Investment Trust	161,220	2,972,897

Company	Shares	U.S. $ Value
Simon Property Group, Inc.	180,560	$28,922,101
Westfield Group	1,400,677	16,345,795

		60,335,394

Shopping Center/Other Retail - 14.3%
Aeon Mall Co., Ltd.	156,300	3,772,838
Citycon OYJ	681,200	2,276,156
Corio NV	106,622	5,174,561
DDR Corp.	383,650	6,364,753
Eurocommercial Properties NV	105,300	4,197,349
Fortune Real Estate Investment Trust(b)	2,217,000	1,976,526
Fukuoka REIT Co.	195	1,533,200
Japan Retail Fund Investment Corp.	976	1,849,343
Kite Realty Group Trust	505,752	3,059,800
Klepierre	130,984	5,161,061
Link REIT (The)	1,095,860	5,683,191
Mercialys SA	170,450	3,791,988
Ramco-Gershenson Properties Trust	242,410	3,665,239
Retail Opportunity Investments Corp.(b)	256,112	3,342,262
RioCan Real Estate Investment Trust (Toronto)	81,555	2,197,913
Tanger Factory Outlet Centers	191,250	6,774,075
Unibail-Rodamco SE	69,919	16,512,885
Westfield Retail Trust	2,354,900	7,886,393

		85,219,533

		145,554,927

Residential - 17.7%
Multi-Family - 13.0%
Ascott Residence Trust(b)	1,619,000	1,811,183
Associated Estates Realty Corp.	353,350	5,706,602
AvalonBay Communities, Inc.	28,860	3,745,739
Berkeley Group Holdings PLC(a)	117,440	3,405,457
BRE Properties, Inc.	29,270	1,489,258
Brookfield Incorporacoes SA	1,173,960	1,987,716
Brookfield Residential Properties, Inc.(a)	307,710	6,157,277
China Overseas Land & Investment Ltd.	1,030,000	3,201,198
China Vanke Co., Ltd. - Class B	2,105,097	4,596,290
Equity Residential	103,440	5,729,542
GSW Immobilien AG	93,724	3,999,332
KWG Property Holding Ltd.	3,709,500	2,834,140
Mirvac Group	2,539,606	4,215,074
NVR, Inc.(a)	5,770	5,941,138
Persimmon PLC	218,000	2,914,139
PulteGroup, Inc.(a)	281,790	5,844,325
Rossi Residencial SA	1,061,000	2,237,778
Rossi Residencial SA - RCT(a)	632,414	1,337,014
Stockland	2,821,335	10,144,840

		77,298,042

Self Storage - 3.0%
CubeSmart	181,530	2,768,333
Extra Space Storage, Inc.	142,423	5,674,132
Public Storage	44,393	6,833,415
Sovran Self Storage, Inc.	42,260	2,757,042

		18,032,922

Company	Shares	U.S. $ Value
Single Family - 1.7%
Fortune Brands Home & Security, Inc.(a)	191,070	$6,255,632
Realogy Holdings Corp.(a)	82,219	3,680,945

		9,936,577

		105,267,541

Office - 11.3%
Office - 11.3%
Allied Properties Real Estate Investment Trust	86,928	3,005,962
Boston Properties, Inc.	46,774	4,924,367
Brandywine Realty Trust	198,320	2,524,614
CapitaCommercial Trust(b)	2,042,000	2,746,590
Castellum AB	208,370	3,072,712
Cominar Real Estate Investment Trust	94,480	2,127,552
Commonwealth Property Office Fund	1,312,025	1,520,147
Corporate Office Properties Trust	154,420	4,085,953
Douglas Emmett, Inc.	202,159	4,714,348
Dundee International Real Estate Investment Trust	101,498	1,159,076
Hongkong Land Holdings Ltd.	511,000	3,998,301
Hufvudstaden AB - Class A	315,174	4,074,714
Japan Excellent, Inc.(b)	523	3,108,537
Japan Real Estate Investment Corp.	308	3,114,226
Kenedix Realty Investment Corp. - Class A	1,049	4,107,940
Mack-Cali Realty Corp.	177,730	4,828,924
Nippon Building Fund, Inc.	359	3,705,197
Orix JREIT, Inc.	730	4,134,605
Parkway Properties, Inc./MD	393,517	6,233,309

		67,187,074

Lodging - 6.2%
Lodging - 6.2%
Ashford Hospitality Trust, Inc.	542,220	6,284,330
Far East Hospitality Trust(a)(b)	3,781,000	3,192,457
Great Eagle Holdings Ltd.	755,000	2,931,875
Host Hotels & Resorts, Inc.	420,940	7,067,583
InterContinental Hotels Group PLC	160,706	4,716,773
Pebblebrook Hotel Trust	57,050	1,421,115
RLJ Lodging Trust	337,560	7,058,380
Strategic Hotels & Resorts, Inc.(a)	532,220	3,890,528

		36,563,041

Industrials - 5.2%
Industrial Warehouse Distribution - 4.9%
Daiwa House REIT Investment Corp.(a)	329	2,266,608
Global Logistic Properties Ltd.	1,987,000	4,428,195
Granite Real Estate Investment	163,740	6,377,673
Macquarie Mexico Real Estate Management SA de CV(a)(c)	2,417,200	5,627,320
Mapletree Logistics Trust	4,587,000	4,335,281
ProLogis, Inc.	95,088	3,794,011
STAG Industrial, Inc.	101,790	2,007,299

		28,836,387

Mixed Office Industrial - 0.3%
Goodman Group	382,120	1,792,373

Company	Shares	U.S. $ Value
		$30,628,760

Total Investments Before Security Lending Collateral for Securities Loaned - 98.5% (cost $461,307,631)	584,201,703
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%
Investment Companies - 4.2%
AllianceBernstein Exchange Reserves - Class I, 0.10%(d) (cost $24,779,254)	24,779,254	24,779,254
Total Investments - 102.7% (cost $486,086,885)(e)		608,980,957
Other assets less liabilities - (2.7)%		(15,962,676)

Net Assets – 100.0%		$593,018,281

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	SEK	36,908	USD	5,523	2/15/13	$(280,873)
BNP Paribas SA	USD	7,091	JPY	636,911	2/15/13	(125,158)
BNP Paribas SA	USD	2,817	JPY	253,012	2/19/13	(49,779)
Citibank NA	JPY	253,012	USD	3,155	2/19/13	387,964
Credit Suisse London Branch (GFX)	GBP	7,084	USD	11,413	2/19/13	178,261
Deutsche Bank AG London	JPY	270,137	USD	3,306	2/15/13	351,743
Deutsche Bank AG London	USD	5,273	NZD	6,500	2/15/13	177,921
Deutsche Bank AG London	USD	3,953	CAD	3,906	2/19/13	(38,594)
Royal Bank of Canada	CAD	21,027	USD	21,238	2/15/13	162,259
Royal Bank of Canada	CAD	3,944	USD	3,967	2/19/13	14,070
Royal Bank of Canada	USD	2,867	GBP	1,794	2/19/13	(21,992)
Royal Bank of Canada	CAD	4,354	USD	4,369	5/15/13	13,549
Royal Bank of Scotland PLC	CAD	3,908	USD	3,922	2/15/13	5,296
Royal Bank of Scotland PLC	EUR	1,406	USD	1,814	2/15/13	(95,590)
Royal Bank of Scotland PLC	JPY	895,730	USD	11,228	2/15/13	1,432,080
Royal Bank of Scotland PLC	USD	17,299	NOK	99,581	2/15/13	921,959
Royal Bank of Scotland PLC	USD	17,021	SEK	114,314	2/15/13	954,304
Royal Bank of Scotland PLC	NOK	6,699	USD	1,172	2/19/13	(53,662)
Royal Bank of Scotland PLC	USD	1,298	NOK	7,501	2/19/13	74,390
State Street Bank & Trust Co.	EUR	5,645	USD	7,509	5/15/13	(159,163)
Westpac Banking Corp.	USD	6,346	AUD	6,119	2/15/13	29,900

						$3,878,885

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the market value of this security amounted to $5,627,320 or 0.9% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $127,703,832 and gross unrealized depreciation of investments was $(4,809,759), resulting in net unrealized appreciation of $122,894,073.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD		Australian Dollar
CAD		Canadian Dollar
EUR		Euro
GBP		Great British Pound
JPY		Japanese Yen
NOK		Norwegian Krone
NZD		New Zealand Dollar
SEK		Swedish Krona
USD		United States Dollar

Glossary:

REIT	–	Real Estate Investment Trust

COUNTRY BREAKDOWN *

January 31, 2013 (unaudited)

40.5%	United States
10.6%	Hong Kong
10.5%	Japan
7.9%	Australia
6.6%	Canada
5.5%	Singapore
4.6%	France
4.1%	United Kingdom
2.7%	China
1.6%	Netherlands
1.2%	Sweden
1.0%	Mexico
0.9%	Brazil
0.7%	Germany
1.6%	Other

100.0%	Total Investments

*	All data are as of January 31, 2013. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Finland, Italy and Thailand.

AllianceBernstein Global Real Estate Investment Fund II

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity:Other	$73,342,588		$125,657,772		$	– 0	–	$199,000,360
Retail	67,781,350		77,773,577			– 0	–	145,554,927
Residential	66,158,172		39,109,369			– 0	–	105,267,541
Office	33,604,105		33,582,969			– 0	–	67,187,074
Lodging	28,914,393		7,648,648			– 0	–	36,563,041
Industrials	20,072,911		10,555,849			– 0	–	30,628,760
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	24,779,254		– 0	–		– 0	–	24,779,254
Total Investments in Securities	314,652,773		294,328,184+			– 0	–	608,980,957
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	4,703,696			– 0	–	4,703,696
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(824,811)			– 0	–	(824,811)

Total^	$314,652,773		$298,207,069		$	– 0	–	$612,859,842

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 25, 2013